Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Line Items]
Value added tax rate				6.00%	6.00%	6.00%	6.00%
Surcharge on VAT paid				12.00%	12.00%
Income tax rate percentage				25.00%	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	[1]			3.30%	3.30%	26.00%	1.40%
Effect of different tax rates available to different jurisdictions				¥ 0
Unrecognized tax benefits				0		¥ 0
Fair value loss on derivative liabilities				¥ 0	$ 0	2,285,223	¥ 0
High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate, remainder of fiscal year		15.00%
Preferential tax rate, in two years		15.00%
Preferential tax rate, in three years		15.00%
Preferential tax rate, in four years		15.00%
Key National Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				15.00%	15.00%
Reduction in tax rate for stated period following the exemption period				10.00%	10.00%
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage				16.50%	16.50%
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage				25.00%	25.00%
Percentage of research and development expenses entitled to claim by enterprise			50.00%	75.00%	75.00%
PRC withholding tax rate				10.00%	10.00%
Deferred tax liability				¥ 0
Undistributed earnings of subsidiaries				1,427,888		¥ 516,021
Net tax operating losses from PRC subsidiaries				¥ 70,752
CHINA | Minimum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year				Dec. 31, 2020	Dec. 31, 2020
CHINA | Maximum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year				Dec. 31, 2024	Dec. 31, 2024
CHINA | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax				2 years	2 years
Reduction in tax rate for stated period following the exemption period				50.00%	50.00%
CHINA | High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				25.00%	25.00%
Exemption period for income tax				3 years	3 years
Preferential tax rate				15.00%	15.00%
CHINA | Variable Interest Entity (VIE) [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage				25.00%	25.00%
SINGAPORE
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions				17.00%	17.00%
Accumulated operating loss carryforwards not subject to expiration				¥ 469,619
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Minimum ownership percentage to be held by foreign investors, description				income tax of 10% on dividends distributed by a FIE	income tax of 10% on dividends distributed by a FIE
PRC withholding tax rate				5.00%	5.00%
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions				¥ 0

[1]	For the year ended December 31, 2017, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands. For the year ended December 31, 2018, effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the Pre-IPO Preferred Shares (Note 20) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands. For the year ended December 31, 2019, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposit which is subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore.